Financial risk management objectives and policies - Continuing designated hedge relationships (Details) € in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, kr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) kr / $ £ / $ € / $ ¥ / $ ¥ / $	Dec. 31, 2024 USD ($) € / $ ¥ / $ ¥ / $	Dec. 31, 2023 USD ($) € / $ ¥ / $ ¥ / $	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 SEK (kr)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 CNY (¥)
Disclosure of detailed information about hedging instruments [line items]
Hedge ratio for group's existing hedge relationships				1	1	1	1	1	1
Net investment hedges | Non-callable bond, 0.375% due 2029
Disclosure of detailed information about hedging instruments [line items]
Hedged item, liabilities | €				€ 800
Borrowings, interest rate				0.375%	0.375%	0.375%	0.375%	0.375%	0.375%
Interest rate swaps | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedge ineffectiveness	$ 0	$ 0	$ 0
Interest rate swaps | Net investment hedges
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedge ineffectiveness	$ 0	$ 0	$ 0
Cross currency interest rate swap - Euro bond | Cash flow hedges | Foreign currency and interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount in local currency | €				€ 2,300						€ 2,300					€ 3,200
Carrying value						$ 203						$ (36)					$ 49
Average USD FX rate | € / $	1.08	1.08	1.1
Average pay interest rate				4.24%	4.24%	4.24%	4.24%	4.24%	4.24%	4.24%	4.24%	4.24%	4.24%	4.24%	3.80%	3.80%	3.80%	3.80%	3.80%
Cross currency interest rate swap - Euro bond | Cash flow hedges | Foreign currency and interest rate risk | Reserve of continuing cash flow hedges and hedges of net investments in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Other comprehensive income, opening balance	$ (66)	$ (37)	$ 34
Fair value (gain)/loss deferred to OCI	(242)	151	(210)
Fair value (gain)/loss recycled to the Income statement	305	(180)	139
Other comprehensive income, closing balance	$ (3)	$ (66)	$ (37)
Cross currency interest rate swap - JPY investment | Net investment hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount in local currency | ¥							¥ 58,300						¥ 58,300					¥ 58,300
Carrying value						$ 171						$ 146					$ 100
Average USD FX rate | ¥ / $	108.03	108.03	108.03
Average pay interest rate				1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%
Cross currency interest rate swap - JPY investment | Net investment hedges | Foreign exchange risk | Reserve of continuing cash flow hedges and hedges of net investments in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Other comprehensive income, opening balance	$ (145)	$ (100)	$ (55)
Fair value (gain)/loss deferred to OCI	(26)	(45)	(45)
Other comprehensive income, closing balance	$ (171)	$ (145)	$ (100)
Cross currency interest rate swap - CNY investment | Net investment hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount in local currency | ¥								¥ 458						¥ 458					¥ 458
Carrying value						$ 2						$ 2					$ (1)
Average USD FX rate | ¥ / $	6.68	6.68	6.68
Average pay interest rate				4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%
Cross currency interest rate swap - CNY investment | Net investment hedges | Foreign exchange risk | Reserve of continuing cash flow hedges and hedges of net investments in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Other comprehensive income, opening balance	$ (3)	$ 1	$ 4
Fair value (gain)/loss deferred to OCI	1	(4)	(3)
Other comprehensive income, closing balance	$ (2)	(3)	1
FX Forwards short term FX risk | Cash flow hedges | Sweden, Kronor
Disclosure of detailed information about hedging instruments [line items]
Nominal amount in local currency | kr									kr 8,319
Average USD FX rate | kr / $	9.2158
FX Forwards short term FX risk | Cash flow hedges | Japan, Yen
Disclosure of detailed information about hedging instruments [line items]
Nominal amount in local currency | ¥							¥ 14,730
Average USD FX rate | ¥ / $	156.57
FX Forwards short term FX risk | Cash flow hedges | United Kingdom, Pounds
Disclosure of detailed information about hedging instruments [line items]
Nominal amount in local currency | £					£ 243
Average USD FX rate | £ / $	0.743
FX Forwards short term FX risk | Cash flow hedges | Euro Member Countries, Euro
Disclosure of detailed information about hedging instruments [line items]
Nominal amount in local currency | €				€ 144
Average USD FX rate | € / $	0.9605
FX Forwards short term FX risk | Cash flow hedges | China, Yuan Renminbi
Disclosure of detailed information about hedging instruments [line items]
Nominal amount in local currency | ¥								¥ 1,926
Average USD FX rate | ¥ / $	6.9901
FX Forwards short term FX risk | Cash flow hedges | Foreign currency and interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount in local currency						$ 1,769						$ 2,252					$ 2,009
Carrying value						6						4					15
FX Forwards short term FX risk | Cash flow hedges | Foreign currency and interest rate risk | Reserve of continuing cash flow hedges and hedges of net investments in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Other comprehensive income, opening balance	$ (4)	(15)	12
Fair value (gain)/loss deferred to OCI	(11)	8	(33)
Fair value (gain)/loss recycled to the Income statement	9	3	6
Other comprehensive income, closing balance	(6)	(4)	(15)
Derivatives relating to transactions maturing prior to the current year | Net investment hedges | Foreign exchange risk | Reserve of continuing cash flow hedges and hedges of net investments in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Other comprehensive income, opening balance	(527)	(527)	(527)
Other comprehensive income, closing balance	(527)	(527)	(527)
Foreign currency borrowing - GBP investment | Net investment hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount in local currency | £					£ 350						£ 350					£ 350
Carrying value						$ 469						$ 438					$ 444
Average pay interest rate				5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
Foreign currency borrowing - GBP investment | Net investment hedges | Foreign exchange risk | Reserve of continuing cash flow hedges and hedges of net investments in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Other comprehensive income, opening balance	(271)	(264)	(288)
Fair value (gain)/loss deferred to OCI	31	(7)	24
Other comprehensive income, closing balance	(240)	(271)	(264)
Derivatives related to foreign currency borrowings - EUR investment 800 million notional amount | Net investment hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount in local currency | €				€ 800						€ 800					€ 800
Carrying value						$ 936						$ 829					$ 881
Average pay interest rate				0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Derivatives related to foreign currency borrowings - EUR investment 800 million notional amount | Net investment hedges | Foreign exchange risk | Reserve of continuing cash flow hedges and hedges of net investments in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Other comprehensive income, opening balance	(121)	(69)	(102)
Fair value (gain)/loss deferred to OCI	106	(52)	33
Other comprehensive income, closing balance	(15)	(121)	(69)
Contingent consideration liabilities and Acerta Pharma share purchase liability - AZUK and AZAB USD investments | Net investment hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount in local currency												$ 1,367					$ 1,937
Carrying value												$ (1,367)					$ (1,937)
Contingent consideration liabilities and Acerta Pharma share purchase liability - AZUK and AZAB USD investments | Net investment hedges | Foreign exchange risk | Reserve of continuing cash flow hedges and hedges of net investments in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Other comprehensive income, opening balance	2,316	2,135	2,216
Fair value (gain)/loss deferred to OCI		181	(81)
Other comprehensive income, closing balance		2,316	$ 2,135
Contingent consideration liabilities - AZUK and AZAB USD investments | Net investment hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount in local currency						$ 323
Carrying value						$ (323)
Contingent consideration liabilities - AZUK and AZAB USD investments | Net investment hedges | Foreign exchange risk | Reserve of continuing cash flow hedges and hedges of net investments in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Other comprehensive income, opening balance	2,316
Fair value (gain)/loss deferred to OCI	(155)
Other comprehensive income, closing balance	$ 2,161	$ 2,316